SELIGMAN
—————————
QUALITY
—————————
MUNICIPAL
FUND, INC.

Third Quarter Report
July 31, 2003

To the Stockholders

     Your third quarter Stockholder report for Seligman Quality Municipal Fund follows this letter. This report contains the Fund’s performance history and portfolio of investments.

     For the three months ended July 31, 2003, Seligman Quality Municipal Fund posted a total return of 0.40% based on market price and –3.31% based on net asset value. The Fund’s annualized distribution rate based on the current monthly dividend and market price on July 31, 2003, was 6.23%. This is equivalent to a taxable yield of 9.58% based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.80% to 1.80%.

     We thank you for your continued support of Seligman Quality Municipal Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 29, 2003

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended July 31, 2003

			Average Annual

	Three	Six	One	Five	Ten
	Months	Months	Year	Years	Years

Market Price**	0.40%	3.24%	5.09%	3.71%	5.86%

Net Asset Value**	(3.31)	(0.44)	4.10	5.48	6.37

PRICE PER SHARE

	July 31, 2003	April 30, 2003	January 31, 2003	October 31, 2002

Market Price	$12.71	$12.85	$12.69	$12.57

Net Asset Value	13.87	14.56	14.36	14.44

DIVIDEND AND CAPITAL GAIN INFORMATION PER SHARE
For the Nine Months Ended July 31, 2003

	Capital Gain (Loss)

Dividends Paid†	Paid	Realized	Unrealized

$ 0.5905	$0.032	$(0.122)	$0.634	††

ANNUALIZED DISTRIBUTION RATE

The annualized distribution rate based on the current monthly dividend and market price at July 31, 2003, was 6.23%, which is equivalent to a taxable yield of 9.58% based on the maximum federal tax rate of 35%.The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate.Shares,if sold,may be worth more or less than their original cost.Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in market price or net asset value, as applicable, and assume that all distributions within the period are reinvested in additional shares.
†	Preferred Stockholders were paid dividends at annual rates ranging from 0.80% to 1.80%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of net unrealized appreciation of portfolio securities as of July 31, 2003.

Portfolio of Investments (unaudited)			July 31, 2003

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Alabama — 8.5%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039ø	Aaa/AAA	$5,523,900
Alaska — 3.4%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,234,780
California — 23.9%	4,000,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	4,045,200
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa/AAA	1,489,260
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa/AAA	4,879,300
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa/AAA	5,202,800
Florida — 5.2%	3,345,000	Orange County Solid Waste Facility Refunding
		Rev., 5% due 10/1/2016	Aaa/AAA	3,427,889
Illinois — 7.4%	5,000,000	Illinois Educational Facilities Authority Rev.
		(University of Chicago), 5.125% due 7/1/2038	Aa1/AA	4,869,000
Kansas — 4.8%	3,000,000	Burlington Pollution Control Rev. (Kansas Gas and
		Electric Company Project), 7% due 6/1/2031	Aaa/AAA	3,142,050
Louisiana — 1.3%	705,000	Louisiana Public Facilities Authority Hospital
		Rev. (Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	NR/AAA	859,952
Massachusetts — 6.6%	4,000,000	Massachusetts Development Finance Agency
		Rev. (WGBH Educational Foundation),
		5.75% due 1/1/2042	Aaa/AAA	4,330,120
Michigan — 3.8%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aaa/AAA	2,486,975
Minnesota — 0.8%	500,000	Minneapolis - Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa/AAA	519,305
Missouri — 2.3%	1,430,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375%
		due 9/1/2031*	NR/AAA	1,476,732
New York — 20.3%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026ø	Aaa/AAA	3,411,660
	1,415,000	New York City GOs, 6.25% due 4/15/2027	A2/A	1,526,941
	690,000	New York City GOs, 6.25% due 4/15/2027ø	Aaa/A	791,582
	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75%
		due 6/15/2026	Aaa/AAA	5,241,400
	2,125,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025ø	Aaa/AAA	2,306,454
Ohio — 8.1%	5,000,000	Hamilton County Sewer Service System Improvement
		& Refunding Rev. (Metropolitan Sewer District
		of Cincinnati), 5% due 12/1/2014	Aaa/AAA	5,297,800

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)			July 31, 2003

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Pennsylvania — 8.1%	$5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	$5,312,650
Texas — 7.6%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa/AAA	2,881,290
	2,000,000	Matagorda County Navigation District No. 1 Pollution
		Control Rev. (Central Power and Light Co. Project),
		6.125% due 5/1/2030*	Aaa/AAA	2,115,740
Washington — 14.3%	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa/AAA	1,915,000
	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa/AAA	2,036,260
	5,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA	5,432,700
Wisconsin — 0.8%	545,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa/AAA	548,602

Total Municipal Bonds (Cost $80,312,012) — 127.2%				83,305,342

		Variable Rate Demand Notes

Connecticut — 2.7%	1,800,000	Connecticut State Health & Educational Facilities
		Authority Rev. (Yale University) due 7/1/2036	VMIG 1/A-1+	1,800,000
Illinois — 1.2%	800,000	Illinois Health Facilities Authority Rev.
		(University of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	800,000
Massachusetts — 0.3%	200,000	Massachusetts State Health & Educational Facilities
		Authority Rev. (Capital Assets Program)
		due 1/1/2035	VMIG 1/NR	200,000
Missouri — 6.9%	4,545,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health System)
		due 6/1/2022	VMIG 1/A-1+	4,545,000
New York — 6.3%	3,200,000	New York City GOs due 8/1/2017	VMIG 1/A-1+	3,200,000
	900,000	New York City Municipal Water Finance Authority,
		Water & Sewer System Rev. due 6/15/2023	VMIG 1/A-1+	900,000
Pennsylvania — 0.8%	300,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	300,000
	200,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	200,000
Texas — 2.4%	1,550,000	North Central Health Facilities Development
		Corporation Rev. (Presbyterian Healthcare
		System Project) due 12/1/2015	VMIG 1/A-1+	1,550,000
Virginia — 2.1%	1,400,000	Loudoun County Industrial Development
		Authority Rev. (Howard Hughes Medical Institute)
		due 2/15/2038	VMIG 1/A-1+	1,400,000

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)				July 31, 2003

	Face		Ratings
State#	Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

Wyoming — 0.2%	$100,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2017*	P-1/A-1+	$100,000

Total Variable Rate Demand Notes (Cost $14,995,000) — 22.9%				14,995,000

Total Investments (Cost $95,307,012) — 150.1%				98,300,342
Other Assets Less Liabilities — 1.2%				761,216
Preferred Stock — (51.3)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$65,461,558

# The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a per-
cent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.
† Escrowed-to-maturity security.
ø Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.

Note: Investments in municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

For More Information

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the United States
New York, NY 10017	New York, NY 10017	(800) 622-4597	24-Hour Automated
www.seligman.com	www.seligman.com		Telephone Access Service

General Counsel
Sullivan & Cromwell LLP

Board of Directors

Robert B. Catell 3,4	William C. Morris 1
Chairman and Chief Executive Officer,	Chairman of the Board,
KeySpan Corporation	J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
John R. Galvin 2,4
Dean Emeritus, Fletcher School of Law and	Leroy C. Richie 2,4
Diplomacy at Tufts University	Chairman and CEO, Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation
Paul C. Guidone 1
Chief Investment Officer,	Robert L. Shafer 3,4
J. & W. Seligman & Co. Incorporated	Retired Vice President, Pfizer Inc.

Alice S. Ilchman 3,4	James N. Whitson 2,4
President Emerita, Sarah Lawrence College	Director, C-SPAN
Trustee, Committee for Economic Development	Director, CommScope, Inc.

Frank A. McPherson 3,4	Brian T. Zino 1
Director, ConocoPhillips	President, J. & W. Seligman & Co. Incorporated
Director, Integris Health	Chairman, Seligman Data Corp.
Chairman, ICI Mutual Insurance Company
John E. Merow 2,4	Member of the Board of Governors,
Director, Commonwealth Industries, Inc.	Investment Company Institute
Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP, Law Firm	Member: 1 Executive Committee
2 Audit Committee
Betsy S. Michel 2,4	3 Director Nominating Committee
Trustee, The Geraldine R. Dodge Foundation	4 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Audrey G. Kuchtyak	Frank J. Nasta
President and Chief Executive Officer	Vice President	Secretary

Thomas G. Moles	Thomas G. Rose
Executive Vice President	Vice President

Seligman Quality Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED

Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017
www.seligman.com

CESQF3c 7/03